LEASES - Narrative (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) lease	Dec. 31, 2020 USD ($) lease	Jan. 01, 2021 USD ($)
Lessor, weighted average remaining lease term		8 years 3 months 18 days	8 years 9 months 18 days
Number of operating leases | lease		1	1
Operating lease, remaining lease term		12 years 2 months 12 days	12 years 8 months 12 days
Lease liability	$ 2,400,000	$ 2,400,000	$ 2,400,000	$ 2,700,000
Operating lease, discount rate	4.30%	4.30%	4.30%
Ground lease, expense	$ 63,000	$ 125,000	$ 250,000
Ground lease, payments	61,000	121,000	242,000
Future minimum rental payments, remainder of 2021	125,000	125,000
Future minimum rental payments, 2021 / 2022	250,000	250,000	250,000
Future minimum rental payments, 2022 / 2023	250,000	250,000	250,000
Future minimum rental payments, 2023 / 2024	250,000	250,000	250,000
Future minimum rental payments, 2024 / 2025	250,000	250,000	250,000
Future minimum rental payments, 2025 / 2026	250,000	250,000	250,000
Future minimum rental payments, Thereafter	$ 1,700,000	$ 1,700,000	$ 1,900,000